Submission	May 29, 2026
Submission [Line Items]
Central Index Key	0002040127
Registrant Name	Karman Holdings Inc.
Registration File Number	333-296304
Form Type	S-3
Submission Type	424B7
Fee Exhibit Type	EX-FILING FEES